Future Policy Benefits and Claims - Liability for Unpaid Claims (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in unpaid claims
Balance at beginning of period, unpaid claims	$ 1,405.9	$ 1,395.0	$ 1,395.0	$ 1,370.9	$ 1,686.0
Balance at beginning of period, reinsurance recoverables for unpaid claims	67.8	68.6	68.6	68.7	436.9
Net balance at beginning of period, unpaid claims	1,338.1	1,326.4	1,326.4	1,302.2	1,249.1
Incurred:
Incurred: Current year	899.7	827.0	1,650.4	1,581.8	1,505.1
Incurred: Prior years	(68.3)	(49.6)	(95.4)	(44.4)	(35.4)
Total incurred	831.4	777.4	1,555.0	1,537.4	1,469.7
Payments:
Payments: Current year	578.6	528.6	1,189.2	1,138.0	1,067.8
Payments: Prior years	250.4	241.3	354.1	375.2	348.8
Total payments	829.0	769.9	1,543.3	1,513.2	1,416.6
Net balance at end of period, unpaid claims	1,340.5	1,333.9	1,338.1	1,326.4	1,302.2
Balance at end of period, reinsurance recoverables for unpaid claims	63.7	67.5	67.8	68.6	68.7
Balance at end of period, unpaid claims	$ 1,404.2	$ 1,401.4	$ 1,405.9	$ 1,395.0	$ 1,370.9